Exhibit 99.9

JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments	TRID Flag
110799560	Property Type	Single Family - Detached	PUD - Detached	PUD Detached per appraisal (pg 465).	Non-TRID
110799560	Total Debt To Income Ratio	40.44	37.07	Lender DTI of 37.161% per 1008 (pg 498). Review DTI of 37.07%. Review income higher due to variance in accounting for 2012 expenses from Sch C.	Non-TRID
110776307	Total Debt To Income Ratio	33.210000	36.649998	36.65% review value, Lender DTI (pg 94) 36.128%, variance due to Lenders under estimation of subject tax and insurance expenses.	Non-TRID
300125362	Original Note Balance	560000.0	597000.0	Note amount confirmed per Note (pg 1).	TRID
300125362	Original Loan to Value	0.5628	0.6000	60% LTV confirmed per file review. Source of tape value is unknown.	TRID
300125362	Original Combined Loan to Value	0.5628	0.6000	60% CLTV confirmed per file review. Source of tape value is unknown.	TRID
300135282	Appraised Value	765000.0	775000.0	Appraised value per appraisal pg 367.	TRID
300158480	Original Note Balance	749000.0	700000.0	Note per note on pg 62.	TRID
300158480	Original Loan to Value	0.7490	0.6364	LTV per file review.	TRID
300158480	Original Combined Loan to Value	0.7490	0.7727	CLTV per file review.	TRID
300158480	Total Debt To Income Ratio	37.00	33.28	Approval DTI 34.03(APRV 0001 6/17) / Review DTI 33.28%, variance is non-material.	TRID
300158480	Appraised Value	1000000.0	1100000.0	Appraised value per appraisal pg 3.	TRID
300166857	Original Note Balance	860000.0	750000.0	Balance per Note, pg 87.	TRID
300166857	Original Loan to Value	0.8000	0.6977	LTV of 69.77% based on loan amount/purchase price.	TRID
300166857	Total Debt To Income Ratio	30.00	25.41	Approval DTI 28.91%, Review DTI 25.41%, difference due to property tax payment used for qualifying.	TRID
300166857	Appraised Value	1075000.0	1133000.0	Value per Appraisal, pg 268.	TRID
300179316	Property Type	Single Family - Detached	Single Family - Attached	Single Family Attached/Rowhouse per appraisal (pg 410).	TRID
300179316	Original Loan to Value	0.6521	0.6202	LTV of 62.02% confirmed per file review.	TRID
300179316	Original Combined Loan to Value	0.6521	0.6202	CLTV of of 62.02% confirmed per file review.	TRID
300179316	Appraised Value	920000.0	967500.0	per appraisal (pg 410).	TRID
300199282	Property Type	Single Family - Detached	PUD - Detached	Entered Value captured from the Appraisal (pg 449)	TRID
300199282	Loan Purpose	Rate and Term Refinance	Purchase	Entered Value captured from the 1008 / 1003 (pg 251, 243).	TRID
300199282	Original Loan to Value	0.5822	0.5841	Entered Value is based on the loan amount and the appraised value.	TRID
300199282	Original Combined Loan to Value	0.5822	0.8990	Entered Value is based on the 1st and 2nd mortgage Note amounts and appraised value.	TRID
300199282	Appraised Value	1288000.0	1284000.0	Entered Value captured from the Appraisal (pg 449)	TRID
300021806	Property Type	Single Family - Detached	Condo	Condo verified per appraisal pg 125. Tape value is incorrect.	Non-TRID
300021806	Original Note Balance	595000.0	506400.0	Loan amount balance per Note pg 343 is $506,400 as confirmed with HUD1. Source of tape value of $595K is unknown.	Non-TRID
300021806	Sales Price	700000.0	633000.0	Sale price per HUD1 is $633,000. Source of tape value of $700K is unknown.	Non-TRID
300021806	Original Loan to Value	0.8500	0.8000	LTV/CLTV per purchase price and loan amount per final HUD1 pg 391 is 80%. LTV matches to 1008. Source of tape value is unknown.	Non-TRID
300021806	Original Combined Loan to Value	0.8500	0.8000	LTV/CLTV per purchase price and loan amount per final HUD1 pg 391 is 80%. CLTV matches to 1008. Source of tape value is unknown.	Non-TRID
300021806	Appraised Value	700000.0	633000.0	Value verified per appraisal pg 125 and CDA is $633,000. Source of tape value of $700K is unknown.	Non-TRID
300044143	Total Debt To Income Ratio	29.38	40.87
Approval DTI: 40.58% per 1008 (pg 275). Review DTI: 40.87%. Variance due to review included 24 month average of 2106 expenses to qualify. Lender did not include unreimbursed business expenses. Variance is not material. Source of tape is unknown.
					Non-TRID
300062265	Property Type	Single Family - Detached	PUD - Detached	Property Type, Detached PUD, captured from the Appraisal Report (pg 297).	Non-TRID
300062265	Amortization Type	Fixed Rate	7/1 or 7/6 mos. ARM	Amortization, 7/1 ARM, captured from Note (pg 495). Confirmed with Loan Approval (pg 666).	Non-TRID
300062265	Original Combined Loan to Value	0.8989	0.8990	89.90% CLTV is based on a loan amount of $648,000 and 2nd lien $80,150 with appraised value $810,000. Program Maximum 90%.	Non-TRID
300062265	Representative Credit Score	745.0	744.0	Entered credit score of 744 is the primary borrower/wage earner middle credit score.	Non-TRID
300067327	Original Note Balance	863000.0	871700.0	Note amount per Note (pg 756).	Non-TRID
300067327	Original Loan to Value	0.4794	0.4843	LTV confirmed per file review.	Non-TRID
300067327	Original Combined Loan to Value	0.4794	0.4843	CLTV confirmed per file review.	Non-TRID
300067327	Total Debt To Income Ratio	18.690000	26.640001	Approval DTI of 23.37% per 1008 (pg 625). Review DTI o 26.64%. difference due to review using lower income for borrower from 2015 P&L statements. non material variance as DTI remains under 43%.	Non-TRID
300073146	Property Type	Single Family - Detached	PUD - Detached	PUD Detached per Appraisal (pg 296).	Non-TRID
300073146	Total Debt To Income Ratio	38.32	42.35
Approval DTI of 41.50% per 1008 (pg 621). Review DTI of 42.35%. Variance due to differences in borrowers bonus income calculations. Review used more conservative calculations. DTI remains under 43% maximum allowed. Source of tape value of 38.32% is unknown.
					Non-TRID
300073146	Appraised Value	800000.0	790000.0	Appraisal Value of $790,000 per appraisal (pg 296). Tape value of $800,000 is unknown. Sales price is $787,088.	Non-TRID
300112072	Total Debt To Income Ratio	34.44	40.89
Approval DTI of 40.89% per 1008 (pg 323). Review DT of: 61.02%. Review did not include Commission Income due to no 24 month history. Exception set due to DTI above 43%. Source of tape value is not known.
					TRID
300035175	Property Type	Single Family - Detached	PUD - Detached	Property type per the note on pg 130. Tape value is not correct.	Non-TRID
300035175	Appraised Value	849900.0	850000.0	Appraised value per appraisal on pg 519. Tape value is sales price.	Non-TRID
300042456	Property Type	Single Family - Detached	PUD - Detached	PUD detached per appraisal (pg 492). Source of tape value is not known.	Non-TRID
300042456	Original Interest Rate	4.250	4.375	Rate per Note (pg 171). Source of tape value is not known.	Non-TRID
300042456	Appraised Value	625000.0	630000.0	Value of $630,000 per appraisal (pg 492).	Non-TRID